UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Rettie
Title:  Chief Accounting Officer
Phone:  (212) 396-8742


Signature, Place and Date of Signing:


/s/ Robert Rettie                New York, New York             May 15, 2009
--------------------          -----------------------       --------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:      76

Form 13F Information Table Value Total:  $168,217
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number       Name
--------------------       --------------------------------
28-12869                   Tiedemann/Falconer Partners L.P.
28-13433                   Arbitrage Associates L.P.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------             --------------       ---------    -------- --------------------   ----------  -------- ------------------
                                                              VALUE    SHRS OR   SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------             --------------       ---------    -------- ---------  ---  ----   ----------  -------- ------ ------ ----
ACTIVISION BLIZZARD INC       COM               00507V109    12,552  1,200,000   SH            SOLE        NONE  1,200,000
AMYLIN PHARMACEUTICALS INC    COM               032346108       235     20,000   SH   CALL     SOLE        NONE     20,000
ASML HOLDING N V              NY REG SHS        N07059186     1,751    100,000   SH   PUT      SOLE        NONE    100,000
AU OPTRONICS CORP             SPONSORED ADR     002255107       420     50,000   SH            SOLE        NONE     50,000
BAIDU INC                     SPON ADR REP A    056752108       265      1,500   SH            SOLE        NONE      1,500
BANK OF AMERICA CORPORATION   COM               060505104     2,251    330,000   SH   PUT      SOLE        NONE    330,000
BE AEROSPACE INC              COM               073302101       607     70,000   SH   PUT      SOLE        NONE     70,000
BOEING CO                     COM               097023105     1,067     30,000   SH   PUT      SOLE        NONE     30,000
BPW ACQUISITION CORP          COM               055637102     1,308    139,789   SH            SOLE        NONE    139,789
CARNIVAL CORP                 PAIRED CTF        143658300     1,080     50,000   SH   PUT      SOLE        NONE     50,000
CF INDS HLDGS INC             COM               125269100     2,052     28,853   SH            SOLE        NONE     28,853
CHICOS FAS INC                COM               168615102       151     28,200   SH            SOLE        NONE     28,200
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109       218      5,000   SH            SOLE        NONE      5,000
CITIGROUP INC                 COM               172967101     1,012    400,000   SH   PUT      SOLE        NONE    400,000
CONSTELLATION ENERGY GROUP I  COM               210371100       835     40,414   SH            SOLE        NONE     40,414
CV THERAPEUTICS INC           COM               126667104     3,028    152,290   SH            SOLE        NONE    152,290
CV THERAPEUTICS INC           COM               126667104       813     40,900   SH   CALL     SOLE        NONE     40,900
E TRADE FINANCIAL CORP        COM               269246104        29     23,225   SH            SOLE        NONE     23,225
E TRADE FINANCIAL CORP        COM               269246104       248    200,000   SH   CALL     SOLE        NONE    200,000
GENERAL ELECTRIC CO           COM               369604103       303     30,000   SH            SOLE        NONE     30,000
GENERAL ELECTRIC CO           COM               369604103       303     30,000   SH   PUT      SOLE        NONE     30,000
GREEN MTN COFFEE ROASTERS IN  COM               393122106    10,080    210,000   SH            SOLE        NONE    210,000
GSI COMMERCE INC              COM               36238G102       155     11,800   SH            SOLE        NONE     11,800
HAWAIIAN HOLDINGS INC         COM               419879101       112     30,000   SH            SOLE        NONE     30,000
HOME DEPOT INC                COM               437076102     2,592    110,000   SH   PUT      SOLE        NONE    110,000
HSBC HLDGS PLC                SPON ADR NEW      404280406       353     12,500   SH            SOLE        NONE     12,500
ICICI BK LTD                  ADR               45104G104       399     30,000   SH            SOLE        NONE     30,000
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR     456788108       666     25,000   SH            SOLE        NONE     25,000
INTEL CORP                    COM               458140100       153     10,200   SH            SOLE        NONE     10,200
INTERNATIONAL BUSINESS MACHS  COM               459200101     2,422     25,000   SH   PUT      SOLE        NONE     25,000
ISHARES INC                   MSCI BRAZIL       464286400     7,120    189,000   SH            SOLE        NONE    189,000
ISHARES TR                    MSCI EMERG MKT    464287234    15,655    631,000   SH            SOLE        NONE    631,000
ISHARES SILVER TRUST          ISHARES           46428Q109       512     40,000   SH            SOLE        NONE     40,000
J CREW GROUP INC              COM               46612H402     4,705    357,000   SH            SOLE        NONE    357,000
KKR FINANCIAL HLDGS LLC       COM               48248A306       138    157,000   SH   CALL     SOLE        NONE    157,000
LENNAR CORP                   CL A              526057104       225     30,000   SH   CALL     SOLE        NONE     30,000
LIBERTY ACQUISITION HLDGS CO  COM               53015Y107     3,912    445,600   SH            SOLE        NONE    445,600
LIZ CLAIBORNE INC             COM               539320101     5,311  2,150,000   SH            SOLE        NONE  2,150,000
MARKET VECTORS ETF TR         AGRIBUS ETF       57060U605       425     15,000   SH            SOLE        NONE     15,000
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100       369     10,000   SH            SOLE        NONE     10,000
MCDERMOTT INTL INC            COM               580037109       153     11,400   SH            SOLE        NONE     11,400
MCDONALDS CORP                COM               580135101     1,364     25,000   SH   PUT      SOLE        NONE     25,000
MERCK & CO INC                COM               589331107     1,051     39,273   SH            SOLE        NONE     39,273
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR     606822104       295     60,000   SH            SOLE        NONE     60,000
NETAPP INC                    COM               64110D104       297     20,000   SH   PUT      SOLE        NONE     20,000
NOVA CHEMICALS CORP           COM               66977W109     4,233    734,973   SH            SOLE        NONE    734,973
NRDC ACQUISITION CORP         COM               62941R102     1,875    196,300   SH            SOLE        NONE    196,300
NRG ENERGY INC                COM NEW           629377508       950     54,000   SH            SOLE        NONE     54,000
NVIDIA CORP                   COM               67066G104     9,422    955,600   SH            SOLE        NONE    955,600
OMNIVISION TECHNOLOGIES INC   COM               682128103     3,360    500,000   SH            SOLE        NONE    500,000
OWENS ILL INC                 COM NEW           690768403       152     10,500   SH            SOLE        NONE     10,500
PETRO-CDA                     COM               71644E102       672     25,000   SH            SOLE        NONE     25,000
POWERSHARES ETF TRUST         WATER RESOURCE    73935X575       835     70,000   SH            SOLE        NONE     70,000
PROSHARES TR                  PSHS REAL ESTAT   74347R552       264      5,000   SH            SOLE        NONE      5,000
PROSHARES TR                  PSHS ULT SH MSCI  74347R339       234      2,231   SH            SOLE        NONE      2,231
PROSHARES TR                  PSHS UT SHT MSCI  74347R354       205      5,000   SH            SOLE        NONE      5,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297       873     20,000   SH            SOLE        NONE     20,000
ROHM & HAAS CO                COM               775371107     2,302     29,200   SH            SOLE        NONE     29,200
ROHM & HAAS CO                COM               775371107       355      4,500   SH   PUT      SOLE        NONE      4,500
ROYAL CARIBBEAN CRUISES LTD   COM               V7780T103       240     30,000   SH   PUT      SOLE        NONE     30,000
SHERWIN WILLIAMS CO           COM               824348106    12,993    250,000   SH   CALL     SOLE        NONE    250,000
SIRF TECHNOLOGY HLDGS INC     COM               82967H101     2,114    903,491   SH            SOLE        NONE    903,491
SPDR GOLD TRUST               GOLD SHS          78463V107     1,183     13,100   SH            SOLE        NONE     13,100
SYMANTEC CORP                 COM               871503108     6,723    450,000   SH            SOLE        NONE    450,000
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209       321      7,130   SH            SOLE        NONE      7,130
TEXAS INSTRS INC              COM               882508104    14,034    850,000   SH            SOLE        NONE    850,000
THINKORSWIM GROUP INC         COM               88409C105     1,882    217,802   SH            SOLE        NONE    217,802
THQ INC                       COM NEW           872443403     3,952  1,300,000   SH            SOLE        NONE  1,300,000
TRIAN ACQUISITION I CORP      COM               89582E108       425     45,700   SH            SOLE        NONE     45,700
TRINITY INDS INC              COM               896522109       366     40,000   SH   PUT      SOLE        NONE     40,000
PROSHARES TR                  PSHS ULTRA FINL   74347R743        65     25,000   SH            SOLE        NONE     25,000
UNITED REFINING ENERGY CORP   COM               911360105     1,299    135,450   SH            SOLE        NONE    135,450
WELLS FARGO & CO NEW          COM               949746101     2,848    200,000   SH   PUT      SOLE        NONE    200,000
WYETH                         COM               983024100     4,495    104,430   SH            SOLE        NONE    104,430
WYNN RESORTS LTD              COM               983134107       399     20,000   SH   PUT      SOLE        NONE     20,000
YAHOO INC                     COM               984332106       154     12,000   SH            SOLE        NONE     12,000
